Summary Of Significant Accounting Policies (Schedule Of Management Fees) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 6,107,782		$ 6,470,138
U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	4,581,555		3,643,500
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	1,239,434		2,592,615
Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	101,496	[1]
Other [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 185,297	[2]	$ 234,023	[2]

[1]	for the period from November 1, 2012 through December 31, 2012
[2]	direct investors in the Partnership